Investment income	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Investment income
7 Investment income

	2019	2018	2017
Interest income	5,835	5,783	6,052
Dividend income	1,571	1,124	1,164
Rental income	125	129	121
Total investment income	7,531	7,035	7,338

Investment income related to general account	5,291	5,268	5,394
Investment income for account of policyholders	2,240	1,767	1,944
Total	7,531	7,035	7,338
Included in interest income is EUR 146 million (2018: EUR 160 million; 2017: EUR 190 million) in respect of in
t
erest income accrued on impaired fina
n
cial assets. The interest income on financial assets t
h
at are not ca
r
ried at fair value through profit or loss amounted to EUR 4,943 million (2018: EUR 4,811 million; 2017: EUR 5,056 million).
Lease income is included within rental income. Please refer to note 45 Commitments and Contingencies for future lease payments (lease rights).

Total investment income from:	2019	2018	2017
Shares	1,571	1,124	1,164
Debt securities and money market instruments	3,959	3,899	4,248
Loans	1,779	1,704	1,686
Real estate	125	129	121
Other	97	181	119
Total	7,531	7,035	7,338

Investment income from financial assets held for general account:	2019	2018	2017
Available-for-sale	3,267	3,180	3,467
Loans	1,779	1,704	1,686
Financial assets designated at fair value through profit or loss	125	212	148
Real estate	83	82	71
Derivatives	39	72	31
Other	(2)	18	(10)
Total	5,291	5,268	5,394

Aegon N.V [member]
Statement [LineItems]
Investment income	3 Investment income

	2019	2018
Interest income from intercompany loans	51	66
Interest income from derivatives	(4)	11
Total Investment Income	47	77